Putnam Investments, LLC
                                        One Post Office Square
                                        Boston, MA 02109
                                        November 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam International Equity Fund (formerly known as Putnam
    International Growth Fund) (Reg. No. 33-37214) (811-6190) (the "Fund") Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 28, 2004.

Comments or questions concerning this certificate may be directed to Steve Tate at 1-800-225-2465, ext. .

                                        Very truly yours,

                                        Putnam International Equity Fund
                                        (formerly known as Putnam International
                                        Growth Fund)

                                        /s/ Charles E. Porter
                                   By:  _______________________________________
                                        Charles E. Porter
                                        Executive Vice President

cc: Ropes & Gray LLP